Document and Entity Information Document	Jan. 30, 2022	Jun. 03, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jun. 03, 2021
Entity Registrant Name		NVIDIA CORP
Entity Central Index Key		0001045810
Amendment Flag		false
Current Fiscal Year End Date	--01-30
Entity Incorporation, State or Country Code		DE
Entity File Number		0-23985
Entity Tax Identification Number		94-3177549
Entity Address, Address Line One		2788 San Tomas Expressway
Entity Address, City or Town		Santa Clara
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95051
City Area Code		408
Local Phone Number		486-2000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		NVDA
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false